UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22284

Hatteras Ramius Advantage Institutional Fund

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615

(Name and address of agent for service)

registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Hatteras Ramius Advantage Fund

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

Financial Statements

As of March 31, 2010 and for the period from November 1, 2009 (commencement of operations) to
March 31, 2010 with Report of Independent Registered Public Accounting Firm

Hatteras Ramius Advantage Fund

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

As of March 31, 2010 and for the period from November 1, 2009 (commencement of operations) to
March 31, 2010 with Report of Independent Registered Public Accounting Firm

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Statement of Cash Flows	5
Notes to Financial Statements	6 - 11
Board of Trustees (unaudited)	12
Fund Management (unaudited)	13
Other Information (unaudited)	14

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984
USA

Tel: +1 215 246 2300
Fax: +1 215 569 2441
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Hatteras Ramius Advantage Fund:

We have audited the accompanying statement of assets and liabilities of Hatteras Ramius Advantage Fund (formerly known as Hatteras 1099 Advantage Fund) (a Delaware Statutory Trust) (the "Fund") as of March 31, 2010, and the related statements of operations, changes in net assets and cash flows for the period from November 1, 2009 (commencement of operations) to March 31, 2010. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Hatteras Ramius Advantage Fund as of March 31, 2010, the results of its operations, changes in its net assets and its cash flows for the period from November 1, 2009 (commencement of operations) to March 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

May 28, 2010

Member of
Deloitte Touche Tohmatsu

HATTERAS RAMIUS ADVANTAGE FUND

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010

Assets
Investment in Hatteras Ramius Advantage Institutional Fund, at fair value (cost $8,996,043)	$9,146,491
Cash and cash equivalents	73,436
Expense waiver receivable	19,214
Prepaid assets	22,050
Total assets	9,261,191
Liabilities
Professional fees payable	12,583
Accounting and administration fees payable	12,400
Servicing fee payable	2,688
Custodian fees payable	1,458
Other expenses payable	45
Total liabilities	29,174
Net Assets	$9,232,017

Components of Net Assets:
Shares of beneficial interest	9,090,240
Accumulated net investment loss	(121,207)
Accumulated net realized gain on investments	4,629
Net unrealized appreciation on investments	258,355
Total Net Assets	$9,232,017

Net asset value per share	$101.49
Maximum offering price per share*	$103.52
Number of authorized shares	1,500,000.00
Number of outstanding shares	90,964.79

*   The maximum sales load is 2.00%.

See notes to financial statements.

TWO

HATTERAS RAMIUS ADVANTAGE FUND

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

STATEMENT OF OPERATIONS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010

Net investment loss allocated from Hatteras Ramius Advantage Institutional Fund
Interest	$673
Expenses	(450,104)
Expense reimbursement by Investment Manager	336,895
Net investment loss allocated from Hatteras Ramius Advantage Institutional Fund	(112,536)

Fund investment income
Interest	7
Total Fund investment income	7

Fund expenses
Offering costs	37,835
Accounting and administration fees	30,855
Servicing fee	13,317
Professional fees	12,583
Custodian fees	1,458
Other expenses	14,200
Total Fund expenses before reimbursement	110,248
Expense reimbursement	(95,767)
Net Fund expenses	14,481
Net investment loss	(127,010)

Net realized gain and unrealized appreciation on investments allocated from Hatteras Ramius Advantage Institutional Fund
Net realized gain from investments in Sub-Manager Funds	4,629
Net unrealized appreciation on investments in Sub-Manager Funds	258,355
Net realized gain and unrealized appreciation on investments allocated from Hatteras Ramius Advantage Institutional Fund	262,984
Net increase in net assets resulting from operations	$135,974

See notes to financial statements.

THREE

HATTERAS RAMIUS ADVANTAGE FUND

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

STATEMENT OF CHANGES IN NET ASSETS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010

Operations:
Net investment loss	$(127,010)
Net realized gain on investments in Sub-Manager Funds allocated from Hatteras Ramius Advantage Institutional Fund	4,629
Net unrealized appreciation on investments in Sub-Manager Funds allocated from Hatteras Ramius Advantage Institutional Fund	258,355

Net increase in net assets resulting from operations	135,974

Capital Share Transactions
Proceeds from shares issued	9,096,043

Net increase in net assets from capital share transactions	9,096,043

Total increase in net assets	9,232,017

Net Assets:
Beginning of period	−
End of period, including accumulated net investment loss of ($121,207)	$9,232,017

See notes to financial statements.

FOUR

HATTERAS RAMIUS ADVANTAGE FUND

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

STATEMENT OF CASH FLOWS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010

Cash flows from operating activities:
Net increase in net assets resulting from operations	$135,974
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:

Purchases of shares in Hatteras Ramius Advantage Institutional Fund	(8,996,043)
Net investment loss allocated from Hatteras Ramius Advantage Institutional Fund	112,536

Net realized gain on investments in Sub-Manager Funds allocated from Hatteras Ramius Advantage Institutional Fund	(4,629)

Net unrealized appreciation on investments in Sub-Manager Funds allocated from Hatteras Ramius Advantage Institutional Fund	(258,355)

Increase in prepaid assets	(22,050)
Increase in expense waiver receivable	(19,214)
Increase in professional fees payable	12,583
Increase in accounting and administration fees payable	12,400
Increase in servicing fees payable	2,688
Increase in custodian fees payable	1,458
Increase in other expenses payable	45
Net cash used in operating activities	(9,022,607)

Cash flows from financing activities:
Proceeds from shares issued	9,096,043
Net cash provided by financing activities	9,096,043
Net change in cash and cash equivalents	73,436

Cash and cash equivalents at beginning of period	−
Cash and cash equivalents at end of period	$73,436

See notes to financial statements.

  FIVE

HATTERAS RAMIUS ADVANTAGE FUND

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) through March 31, 2010

1.	ORGANIZATION
Hatteras Ramius Advantage Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Hatteras Capital Investment Management, LLC (“HCIM”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the investment manager to the Master Fund (as defined below) (in such capacity, the “Investment Manager”). Ramius Alternative Solutions LLC (“Ramius”), an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Master Fund (in such capacity, the “Sub-Adviser”). The Fund’s investment objective is to provide returns in excess of the broad equity markets over a full market cycle. The Fund’s secondary objective is to achieve returns with moderate volatility and correlation to equity markets. To achieve its objectives, the Fund will provide its shareholders (each, a “Shareholder” and together, the “Shareholders”) with access to a broad range of investment strategies and asset categories by investing substantially all of its assets in the Hatteras Ramius Advantage Institutional Fund, a Delaware statutory trust (the “Master Fund” and together with the Fund, the “Funds”), which is also registered under the 1940 Act and has the same investment objective as the Fund.

The percentage of the Master Fund’s shares owned by the Fund at March 31, 2010 was 96.98%.

2.	SIGNIFICANT ACCOUNTING POLICIES
These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation
The Fund does not make direct investments in securities or financial instruments, and invests substantially all of its assets in the Master Fund.  The Fund records its investment in the Master Fund at fair value.  The Fund’s investment in the Master Fund would be considered level 3 as defined under fair valuation accounting standards.  Valuation of securities held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements included elsewhere in this report.

b.	Allocations from the Master Fund
The Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c.	Fund Level Income and Expenses
Interest income on any cash or cash equivalents held by the Fund will be recognized on an accrual basis. Expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund pays no direct management fee to the Investment Manager.

SIX

HATTERAS RAMIUS ADVANTAGE FUND

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) through March 31, 2010
(Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)
d.	Income Tax Information and Distributions to Shareholders
Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return.  As a result, no provision for income taxes is required.  As of December 31, 2009, the Fund did not have any unrecognized tax benefits in the accompanying financial statements.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Fund’s federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.  Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date.  Income dividends and capital gain distributions are declared separately.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences.  These adjustments have no impact on net assets or the results of operations.  Temporary book-tax differences will reverse in a subsequent period.

Additionally, U.S. generally accepted accounting principles require certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended March 31, 2010, $5,803 was reclassified from Shares of Beneficial Interest to Accumulated Net Investment Loss.

At March 31, 2010, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$150,488
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$150,488

Tax cost	$9,096,043

At December 31, 2009, there was no undistributed ordinary income or long-term capital gains.  The income tax-based components of distributable earnings consisted of unrealized appreciation of $60,211.  Total accumulated earnings were $60,211.

There were no distributions paid for the period from November 1, 2009 (commencement of operations) through March 31, 2010.

SEVEN

HATTERAS RAMIUS ADVANTAGE FUND

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) through March 31, 2010
(Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)
e.	Cash and cash equivalents
Cash and cash equivalents includes amounts held in interest bearing demand deposit accounts.  Such amounts, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	RELATED PARTY TRANSACTIONS AND OTHER
In consideration for fund services, the Fund pays the Investment Manager (in such capacity, the "Servicing Agent") a fund servicing fee at the annual rate of 0.35% of the month-end net asset value of the Fund. The servicing fees payable to the Servicing Agent will be borne by all Shareholders on a pro-rata basis before giving effect to any repurchase of shares in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to shareholders.

The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent did not waive any of the servicing fees for the period ended March 31, 2010.

The Investment Manager has contractually agreed to reimburse certain expenses through October 31, 2012, so that the total annual expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, any extraordinary expenses of the Fund, as well as any acquired fund fees and expenses) for this period will not exceed 3.35% for the Fund.  The agreement automatically renews for one-year terms after the initial period until terminated by the Investment Manager or the Fund. The Fund will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager, any expenses in excess of the Expense Limitation and repay the Investment Manager such amounts, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the then effective prospectus.

For the period ending March 31, 2010, the Investment Manager reimbursed the Fund $95,767 for amounts in excess of the Expense Limitation, all of which will be available for potential future repayment until October 31, 2012.

Hatteras Capital Distributors LLC (“HCD”), an affiliate of the Investment Manager, serves as the Fund’s distributor.  HCD receives a monthly distribution fee from the Investment Manager equal to 0.0083% (0.10% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before repurchase of Master Fund shares).

At March 31, 2010, Shareholders, who are affiliated with the Investment Manager, owned $101,490 (1.1% of Net Assets) of the Fund.

  EIGHT

HATTERAS RAMIUS ADVANTAGE FUND

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) through March 31, 2010
(Continued)

3.	RELATED PARTY TRANSACTIONS AND OTHER(CONTINUED)
UMB Bank, N.A. serves as custodian of the Fund’s cash balances and provides custodial services for the Fund. UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. The Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums.

4.	RISK FACTORS
An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The Master Fund intends to invest substantially all of its available capital in securities of private investment companies.  These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

5.	CAPITAL SHARE TRANSACTIONS
Transactions in shares were as follows:

Shares outstanding, November 1, 2009	−
Shares sold	90,964.79
Shares redeemed	−
Shares outstanding , March 31, 2010	90,964.79

6.	REPURCHASE OF SHARES
The Board of Trustees may, from time to time and in its sole discretion, cause the Fund to repurchase shares pursuant to written tenders by Shareholders at such times and on such terms and conditions as established by the Board.  In determining whether the Fund should offer to repurchase shares, the Board will consider, among other things, the recommendation of the Investment Manager. The Fund generally expects to offer to repurchase shares from Shareholders on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year, beginning December 31, 2010. Shares tendered prior to the Shareholder’s one year anniversary of its initial investment may be subject to a maximum 5% repurchase fee.

7.	INDEMNIFICATION
In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

NINE

HATTERAS RAMIUS ADVANTAGE FUND

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) through March 31, 2010
(Continued)

8.	FINANCIAL HIGHLIGHTS
The financial highlights are intended to help an investor understand the Fund’s financial performance. The total returns in the table represent the rate that a Shareholder would be expected to have earned or lost on an investment in the Fund.  An individual Shareholder’s ratio or return may vary from the table below based on the timing of capital transactions.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly net assets and are annualized (except for total return and portfolio turnover ratio) for periods less than a year. The ratios include the Fund’s proportionate share of the Master Fund’s income and expenses and expense reimbursement.

Total return is not annualized and is calculated based on changes in net asset value. A shareholder’s individual return may vary from this return based on the timing of share purchases.  The portfolio turnover rate is calculated based on the Master Fund’s investment activity, as turnover occurs at the Master Fund level, and the Fund is typically invested 100% in the Master Fund.

Net Asset Value, November 1, 2009	$100.00
Income from investment operations:
Net investment loss	(1.40)
Net realized and unrealized gain (loss) on investment transactions	2.89
Total from investment operations	1.49
Net Asset Value, March 31, 2010	$101.49

For the period from November 1, 2009 (commencement of operations) to March 31, 2010
Total return [1]	1.49%
Net investment loss	(3.33)%
Operating expenses, excluding reimbursement from Investment Manager [2]	12.22%
Reimbursement from Investment Manager	(8.87)%
Net expenses [3]	3.35%

Net assets, end of period (000’s)	$9,232

Portfolio Turnover Rate (Master Fund) [1]	3.93%

1     Not annualized.
2   Offering costs and organizational expenses, included in operating expenses, are not annualized.
3   Ratios calculated based on total expenses and average net assets and are annualized except for organizational costs.

TEN

HATTERAS RAMIUS ADVANTAGE FUND

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) through March 31, 2010
(CONCLUDED)

9.	SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements, except for the following: effective May 1, 2010, there were additional purchases of shares of $200,000.

ELEVEN

HATTERAS RAMIUS ADVANTAGE FUND

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

BOARD OF TRUSTEES

(Unaudited)

The identity of the Board members (each a “Trustee”) and brief biographical information, as of March 31, 2010, is set forth below.   Unless otherwise noted, the business address of each Trustee is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee or Officer	Number of Portfolios in Fund Complex’ Overseen by Trustee or Officer
INTERESTED TRUSTEES
David B. Perkins* July 18, 1962	President and Chairman of the Board of Trustees of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Trustees and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	16
INDEPENDENT TRUSTEES
Steve E. Moss February 18, 1953	Trustee; Audit Committee Member of the Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	16
H. Alexander Holmes May 4, 1942	Trustee; Audit Committee Member of the Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	16
Gregory S. Sellers May 5, 1959	Trustee; Audit Committee Member of the Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	16
Daniel K. Wilson June 22, 1948	Trustee; Audit Committee Member of the Fund	Since Inception	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	7

*Mr. Perkins is deemed to be an “interested” Trustee of the Fund because of his affiliations with the Investment Manager.

TWELVE

HATTERAS RAMIUS ADVANTAGE FUND

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2010, of each of the persons currently serving as Executive Officers.  Unless otherwise noted, the business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC  27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Trustee or Officer	Number of Portfolios in Fund Complex Overseen by Trustee or Officer
OFFICERS
J. Michael Fields, July 14, 1973	Secretary of the Fund	Since inception
Prior to becoming Secretary, Mr. Fields had been the Treasurer of each Fund since inception.  Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.
N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since inception
Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008.  Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007.  From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.
N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since inception
Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008.  Mr. Baker serves as the Chief Financial Officer of the Investment Manager and its affiliates.  Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC.  At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.
N/A

THIRTEEN

HATTERAS RAMIUS ADVANTAGE FUND

(formerly known as Hatteras 1099 Advantage Fund)

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FOURTEEN

Hatteras Ramius Advantage Institutional Fund

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

Financial Statements

As of March 31, 2010 and for the period from November 1, 2009 (commencement of operations)
to March 31, 2010 with Report of Independent Registered Public Accounting Firm

Hatteras Ramius Advantage Institutional Fund

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

As of March 31, 2010 and for the period from November 1, 2009 (commencement of operations)
to March 31, 2010 with Report of Independent Registered Public Accounting Firm

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2 - 3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	7
Notes to Financial Statements	8 - 18
Board of Trustees (unaudited)	19
Fund Management (unaudited)	20
Other Information (unaudited)	21 - 24

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984
USA

Tel: +1 215 246 2300
Fax: +1 215 569 2441
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Hatteras Ramius Advantage Institutional Fund:

We have audited the accompanying statement of assets and liabilities of Hatteras Ramius Advantage Institutional Fund (formerly known as Hatteras 1099 Advantage Institutional Fund) (a Delaware Statutory Trust) (the " Master Fund"), including the schedule of investments, as of March 31, 2010, and the related statements of operations, changes in net assets and cash flows for the period from November 1, 2009 (commencement of operations) to March 31, 2010.  These financial statements are the responsibility of the Master Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2010, by correspondence with the underlying Sub-Managers.  We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hatteras Ramius Advantage Institutional Fund as of March 31, 2010, the results of its operations, changes in net assets and its cash flows for the period from November 1, 2009 (commencement of operations) to March 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, the financial statements include investments valued at $8,687,397 (87.67% of total assets) as of March 31, 2010, whose fair value have been estimated by management in the absence of readily determinable fair values.  Management’s estimates are based primarily on information provided by the underlying Sub-Managers.

May 28, 2010

Member of
Deloitte Touche Tohmatsu

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

SCHEDULE OF INVESTMENTS

March 31, 2010

Investments in Sub-Manager Funds (92.11%)	Cost	Fair Value
Credit Based (15.45%)

Brigade Leveraged Capital Structures Offshore, Ltd. [a,b]	$299,000	$314,131
Chatham Asset High Yield Offshore Fund, Ltd. [a,b]	375,000	383,402
Claren Road Credit Fund, Ltd. [a,b]	368,000	385,133
MKP Credit Offshore Ltd [a,b]	368,000	374,631

Total Credit Based (15.45%)		1,457,297

Event Driven (22.30%)

Centaurus International Risk Arbitrage Fund Limited. [a,b]	300,000	309,666
Luxor Capital Partners Offshore, Ltd [a,b]	375,000	376,753
Paulson Advantage Ltd. [a,b]	414,000	430,388
Pershing Square International Ltd [a,b]	276,000	332,145
Taconic Opportunity Offshore Fund Ltd. [a,b]	322,000	339,464
Trian Partners, Ltd. [a,b]	276,000	314,492

Total Event Driven (22.30%)		2,102,908

Global Macro/Managed Futures (16.03%)

BlueTrend Fund Limited [a,b]	299,000	326,056
Brevan Howard Fund Limited [a,b]	414,000	409,736
COMAC Global Macro Fund Limited. [a,b]	276,000	299,825
Investcorp Stoneworks Global Macro Fund Limited [a,b]	276,000	257,761
Roy G. Niederhoffer Diversified Fund (Offshore), Ltd. [a,b]	276,000	219,037

Total Global Macro/Managed Futures (16.03%)		1,512,415

See notes to financial statements.

TWO

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

SCHEDULE OF INVESTMENTS
(Concluded)

March 31, 2010

	Cost	Fair Value
Long/Short Equity (30.23%)

Ascend Partners Fund II, Ltd. [a,b]	$345,000	$359,817
Atlas Global Investments, Ltd. [a,b]	400,000	408,587
Avesta Fund, Ltd [a,b]	299,000	295,419
Ivory Offshore Flagship Fund, Ltd. [a,b]	299,000	300,506
Karsch Capital Ltd. [a,b]	322,000	331,295
OMG Opportunities Trading Fund Limited [a,b]	299,000	301,827
PFM Diversified Offshore Fund, Ltd. [a,b]	400,000	427,467
SCP Ocean Fund, Ltd. [a,b]	400,000	426,178

Total Long/Short Equity (30.23%)		2,851,096

Multi-Strategy/Relative Value (8.10%)

Goldman Sachs Investment Partners Offshore, L.P. [a,b]	368,000	384,518
Millennium International, Ltd. [a,b]	375,000	379,163

Total Multi-Strategy/Relative Value (8.10%)		763,681

Total Investments in Sub-Manager Funds (Cost $8,421,000) (92.11%)		$8,687,397

Short-Term Investments (7.29%)

Federated Prime Obligations Fund #10, 0.10% [c]	$687,115	$687,115

Total Short-Term Investments (cost $687,115) (7.29%)		$687,115

Total Investments (Cost $9,108,115) (99.40%)		$9,374,512

Other assets and liabilities (0.60%)		56,662

Net assets – 100.00%		$9,431,174
a  Non-income producing.
b  Sub-Manager Funds are issued in private placement transactions and as such are restricted as to resale.
c  The rate shown is the annualized 7-day yield as of March 31, 2010.
Total cost and fair value of restricted Sub-Manager Funds as of March 31, 2010 was $8,421,000 and $8,687,397, respectively.

See notes to financial statements.

THREE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010

Assets
Investments in Sub-Manager Funds, at fair value (cost $8,421,000)	$8,687,397
Investments in short-term investments, at fair value (cost $687,115)	687,115
Receivable from redemption from Sub-Manager Fund	304,773
Due from Advisor	62,220
Prepaid assets	55,438
Other assets	112,328
Total assets	9,909,271
Liabilities
Contributions received in advance	400,000
Professional fees payable	40,000
Accounting and administration fees payable	18,250
Management fee payable	11,730
Custodian fees payable	4,840
Servicing fee payable	3,124
Other expenses payable	153
Total liabilities	478,097
Net assets	9,431,174

Components of Net Assets:
Shares of beneficial interest	$9,261,986
Accumulated net investment loss	(101,982)
Accumulated net realized gain on investments	4,773
Accumulated net unrealized appreciation on investments	266,397
Total net assets	$9,431,174

Net asset value per share	$101.67
Number of authorized shares	3,000,000.00
Number of outstanding shares	92,762.60

See notes to financial statements.

FOUR

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

STATEMENT OF OPERATIONS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010

Investment income
Interest	$694
Total investment income	694

Operating expenses
Management fee	58,024
Offering cost	80,234
Professional fees	74,597
Registration and blue sky fees	61,205
Organizational expenses	47,775
Accounting and administration fees	45,770
Insurance expense	41,721
Board of Trustees’ fees	20,833
Servicing fee	15,454
Custodian fees	5,000
Other expenses	13,500
Total expenses before reimbursement	464,113
Expense reimbursement	(347,380)
Net expenses	116,733
Net investment loss	(116,039)

Net realized gain and unrealized appreciation on investments in Sub-Manager Funds
Net realized gain from investment in Sub-Manager Funds	4,773
Net unrealized appreciation on investments in Sub-Manager Funds	266,397
Net realized gain and unrealized appreciation on investments in Sub- Manager Funds	271,170
Net increase in net assets resulting from operations	$155,131

See notes to financial statements.

FIVE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

STATEMENT OF CHANGES IN NET ASSETS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010

Operations:
Net investment loss	$(116,039)
Net realized gain from investments in Sub-Manager Funds	4,773
Net unrealized appreciation on investments in Sub-Manager Funds	266,397

Net increase in net assets resulting from operations	155,131

Capital Share Transactions
Proceeds from shares issued	9,276,043

Net increase in net assets from capital share transactions	9,276,043

Total increase in net assets	9,431,174

Net Assets:
Beginning of period	−
End of period, including accumulated net investment loss of ($101,982)	$9,431,174

See notes to financial statements.

SIX

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

STATEMENT OF CASH FLOWS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010

Cash flows from operating activities:
Net increase in net assets resulting from operations	$155,131
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of Sub-Manager Funds	(8,721,000)
Proceeds from redemption of Sub-Manager Fund	304,773
Net purchases of short-term investments	(687,115)
Net realized gain from investments in Sub-Manager Funds	(4,773)
Net unrealized appreciation on investments in Sub-Manager Funds	(266,397)
Increase in receivable from redemption of Sub-Manager Fund	(304,773)
Increase in due from Investment Manager	(62,220)
Increase in prepaid assets	(55,438)
Increase in other assets	(112,328)
Increase in professional fees payable	40,000
Increase in accounting and administration fees payable	18,250
Increase in management fee payable	11,730
Increase in custodian fees payable	4,840
Increase in servicing fee payable	3,124
Increase in other expenses payable	153
Net cash used in operating activities	(9,676,043)

Cash flows from financing activities:
Proceeds from shares issued	9,676,043
Net cash provided by financing activities	9,676,043
Net change in cash and cash equivalents	-

Cash at beginning of period	-
Cash at end of period	$-

See notes to financial statements.

SEVEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010

1.	ORGANIZATION
Hatteras Ramius Advantage Institutional Fund (the “Master Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Hatteras Capital Investment Management, LLC (“HCIM”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the investment manager to the Master Fund (in such capacity, the “Investment Manager”). Ramius Alternative Solutions LLC (“Ramius”), an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Master Fund (in such capacity, the “Sub-Adviser”). The Master Fund’s investment objective is to provide returns in excess of the broad equity markets over a full market cycle. The Master Fund’s secondary objective is to achieve returns with moderate volatility and correlation to equity markets. To achieve its objectives, the Master Fund will provide its shareholders (each, a “Shareholder” and together, the “Shareholders”) with access to a broad range of investment strategies and asset categories by investing its assets primarily in funds managed by investment advisers (“Sub-Managers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions.

2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting
The Master Fund’s accounting and reporting policies conform with accounting principles generally accepted within the United States of America (“U.S. GAAP”).   Realized gains and losses on Sub-Manager Fund redemptions are determined on the identified cost basis.

b.	Cash
Cash, if any, includes short-term interest bearing deposit accounts.  At times, such deposits may be in excess of federally insured limits.  The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Investments
Investments held by the Master Fund include:

•
Investments in Sub-Manager Funds – The Master Fund will value interests in the Sub-Manager Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Master Fund’s Board of Trustees (the “Board”). Investments in Sub-Manager Funds are subject to the terms of the Sub-Managers’ offering documents.  Valuations of the Sub-Manager Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Sub-Managers Funds’ investment advisers as required by the Sub-Manager Funds’ offering documents. If the Investment Manager determines that the most recent value reported by the Sub-Manager Fund does not represent fair value or if the Sub-Manager Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

EIGHT

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010
(Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
c.      Valuation of Investments (CONTINUED)
The interests of some Sub-Manager Funds may be valued less frequently than the calculation of the Master Fund’s net asset value.  Therefore, the reported performance of the Sub-Manager Fund may lag the reporting period of the Master Fund.  The Investment Manager has established procedures for reviewing the effect on the Master Fund’s net asset value due to this lag in reported performance of the Sub-Manager Funds.

•
Investments in Exchange Traded Funds - Securities traded on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.

The Master Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term for Sub-Manager Funds, etc.)

•	Level 3 - significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)
	Level 1		Level 2	Level 3	Total
Credit Based	$	−	$1,082,666	$374,631	$1,457,297
Event Driven		−	1,411,663	691,245	2,102,908
Global Macro/Managed Futures		−	1,512,415	−	1,512,415
Long/Short Equity		−	2,851,096	−	2,851,096
Multi-Strategy/Relative Value		−	384,518	379,163	763,681
Short-Term Investments		687,115	−	−	687,115
Total		$687,115	$7,242,358	$1,445,039	$9,374,512

NINE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010
(Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
c.    Valuation of Investments (CONTINUED)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of November 30, 2009	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Gross Purchases	Gross Sales	Balance as of March 31, 2010
Credit Based	$-	-	6,631	368,000	-	$374,631
Event Driven	-	-	40,245	651,000	-	691,245
Multi-Strategy	-	-	4,163	375,000	-	379,163

Total Investments	$-	$-	$51,039	$1,394,000	$-	$1,445,039

In September 2009, the Financial Accounting Standards Board issued Accounting Standards Update 2009-12 to ASC 820-10-35, “Investments in Certain Entities that Calculate Net Asset Value Per Share (Or its Equivalent)” (“ASU 2009-12”), which became effective for interim and annual periods ending after December 15, 2009.  ASU 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

TEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010
(Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
c.    Valuation of Investments (CONTINUED)

A listing of the investments held by the Master Fund and their attributes as of March 31, 2010, are shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life *	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Credit Based (a)	Investments in a variety of global debt and credit instruments	$1,457	N/A	N/A	Monthly- Quarterly	45-90	Up to 4% redemption fee
Event Driven (b)	Investments in equities and debt, and may include distressed securities	$2,103	N/A	N/A	Monthly- Semi-annual	30-90	Quarterly limits between 12.5 – 25%
Global Macro/Managed Futures (c)	Investments in a global markets across all security types, and may include futures, currencies, and commodities	$1,512	N/A	N/A	Monthly	15-90	None
Long/Short Equity (d)	Investments with exposure to global equity markets	$2,851	N/A	N/A	Monthly-Quarterly	30-60	None
Multi-Strategy/Relative Value (e)	Investments in long and short positions in equity and debt securities	$764	N/A	N/A	Quarterly- Annually	90	None

*
The information summarized in the table above represents the general terms for the specified asset class.  Individual Sub-Manager Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most Sub-Manager Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Sub-Manager Funds, would generally be the net asset value as provided by the fund or its administrator.  For each of the categories below, the fair value of the Sub-Manager Funds has been estimated using the net asset value of the Sub-Manager Funds.

(a)
This category includes Sub-Manager Funds that invest primarily in the following sectors:  secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies).  Generally these sectors may include wide credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(b)
This category includes Sub-Manager Funds that invest using Event-Driven strategies.  Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular even will occur).  These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations).

(c)
This category includes Sub-Manager Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds.  Sub-Manager Funds in this category may include global macro funds and commodity trading advisors.

(d)
This category includes Sub-Manager Funds that invest in primarily in global equity markets and equity market derivatives, but may also include other security types including but not limited to currencies and fixed income.

(e)
Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt.  Investments under this style may also include index options, options on futures contracts, and other derivatives.

ELEVEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010
(Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
d.	Derivatives and Hedging
Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of and for period ended March 31, 2010, the Master Fund had not entered into any derivative instruments.

e.	Investment Income
Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund.

The Sub-Manager Funds generally do not make regular cash distributions of income and gains and are therefore considered non-income producing securities.

f.	Master Fund Expenses
The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board.

g.	Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

TWELVE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010
(Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
h.	Income Tax Information and Distributions to Shareholders
Each year, the Master Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return.  As a result, no provision for income taxes is required.  As of December 31, 2009, the Master Fund did not have any unrecognized tax benefits in the accompanying financial statements.  The Master Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Master Fund’s federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.  Foreign taxes are provided for based on the Master Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date.  Income dividends and capital gain distributions are declared separately.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences.  These adjustments have no impact on net assets or the results of operations.  Temporary book-tax differences will reverse in a subsequent period.

Additionally, U.S. generally accepted accounting principles require certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended March 31, 2010, $14,057 was reclassified from Shares of Beneficial Interest to Accumulated Net Investment Loss.

At March 31, 2010, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(83,047)
Net unrealized appreciation (depreciation)	$(83,047)

Tax cost	$9,457,559

At December 31, 2009, undistributed ordinary income was $146,804.  The income tax-based components of distributable earnings consisted of unrealized depreciation of ($65,146).  Total accumulated earnings were $81,658.

There were no distributions paid for the period from November 1, 2009 (commencement of operations) through March 31, 2010.

THIRTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010
(Continued)

3.	INVESTMENT TRANSACTIONS
Total purchases of Sub-Manager Funds for the period from November 1, 2009 (commencement of operations) through March 31, 2010 amounted to $8,721,000. Total sales of Sub-Manager Funds for the period from November 1, 2009 (commencement of operations) through March 31, 2010 amounted to $304,773.  The cost of investments in Sub-Manager Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Sub-Manager Funds. The Master Fund relies upon actual and estimated tax information provided by the Sub-Manager Funds as to the amounts of taxable income allocated to the Master Fund as of March 31, 2010.

The Master Fund invests substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

4.	MANAGEMENT FEES, RELATED PARTY TRANSACTIONS, AND OTHER
The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing and supervising the Master Fund's investment program.

In consideration for such services, the Master Fund pays the Investment Manager a monthly management fee equal to  0.125% (1.50% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before repurchase of shares).

Effective with the commencement of operations, the Investment Manager and Ramius Alternative Solutions LLC (“Ramius”, and formerly Ramius Fund of Funds Group LLC) entered into a sub-advisory agreement.  Ramius is paid a monthly sub-advisory fee equal to 0.0625% (0.75% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before repurchase of shares).

Hatteras Capital Distributors LLC (“HCD”), an affiliate of the Investment Manager, serves as the Master Fund’s distributor.  HCD receives a monthly distribution fee from the Investment Manager equal to 0.0083% (0.10% on an annualized basis) of the net assets of the Master Fund as of the last day of the month (before repurchase of shares).

Each member of the Board who is not an “interested person” of the Master Fund (the “Independent Board”), as defined by the 1940 Act, receives an annual retainer of $30,000.  All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

In consideration for fund services, the Fund pays the Investment Manager (in such capacity, the "Servicing Agent") a fund servicing fee at the annual rate of 0.40% of the month-end net asset value of the Master Fund. The servicing fees payable to the Servicing Agent will be borne by all Shareholders of the Master Fund on a pro-rata basis before giving effect to any repurchase of shares in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to Shareholders.

FOURTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010
(Continued)

4.     MANAGEMENT FEES, RELATED PARTY TRANSACTIONS, AND OTHER (CONTINUED)
The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent did not waive any of the servicing fees for the period ended March 31, 2010.

The Investment Manager has contractually agreed to reimburse certain expenses through October 31, 2012, so that the total annual expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, any extraordinary expenses of the Master Fund, as well as any acquired fund fees and expenses) for this period will not exceed 3.00% for the Master Fund.  The agreement automatically renews for one-year terms after the initial period until terminated by the Investment Manager or the Master Fund. The Master Fund will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager, any expenses in excess of the Expense Limitation and repay the Investment Manager such amounts, provided the Master Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the then effective prospectus.

For the period ending March 31, 2010, the Investment Manager reimbursed the Master Fund $347,380 for amounts in excess of the Expense Limitation, all of which will be available for potential future repayment until October 31, 2012.

At March 31, 2010, Shareholders, who are affiliated with the Investment Manager, owned $284,676 (3.0% of Net Assets) of the Master Fund.

5.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT
In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Master Fund.  The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost.  For the year ended March 31, 2010, the total accounting and administration fee was $45,770, and is included in the Statement of Operations under Accounting and Administrative Fees.

UMB Bank, n.a. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

6.	RISK FACTORS
An investment in the Master Fund involves significant risks, including leverage risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Sub-Manager Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Manager on behalf of the Master Fund.  Sub-Manager Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund’s liquidity in the Sub-Manager Funds.

Sub-Manager Funds generally require the Investment Manager to provide advanced notice of its intent to redeem the Master Fund’s total or partial interest and may delay or deny a redemption request depending on the Sub-Manager Funds’ governing agreements. Shares in the Master Fund provide limited liquidity since shareholders will not be able to redeem shares on a daily basis because the Master Fund is a closed-end fund. Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

FIFTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010
(Continued)

7.	CAPITAL SHARE TRANSACTIONS
Transactions in shares were as follows:

Shares outstanding, November 1, 2009	−
Shares sold	92,762.60
Shares redeemed	−
Shares outstanding , March 31, 2010	92,762.60

8.	REPURCHASE OF SHARES
The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase shares pursuant to written tenders by Shareholders at such times and on such terms and conditions as established by the Board.  In determining whether the Master Fund should offer to repurchase shares, the Board will consider, among other things, the recommendation of the Investment Manager. The Master Fund generally expects to offer to repurchase shares from Shareholders on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year, beginning December 31, 2010. Shares tendered prior to the Shareholder’s one year anniversary of its initial investment may be subject to a maximum 5% repurchase fee.

9.	INDEMNIFICATION
In the normal course of business, the Master Fund enters into contracts that provide general indemnifications.  The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

SIXTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010
(Continued)

10.	FINANCIAL HIGHLIGHTS
The financial highlights are intended to help an investor understand the Master Fund’s financial performance. The total returns in the table represent the rate that a shareholder would be expected to have earned or lost on an investment in the Master Fund.  An individual Shareholder’s ratio or return may vary from the table below based on the timing of shares purchases.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly net assets and have been annualized for periods less than a year.

Total Return is not annualized and is calculated based on changes in net asset value. An individual shareholder’s return may vary from this return based on the timing of capital transactions.

Net Asset Value, November 1, 2009	$100.00
Income from investment operations:
Net investment loss	(1.25)
Net realized and unrealized gain (loss) on investment transactions	2.92
Total from investment operations	1.67
Net Asset Value, March 31, 2010	$101.67

For the period from November 1, 2009 (commencement of operations) to March 31, 2010

Total return [1]	1.67%
Net investment loss	(2.98)%
Operating expenses, excluding reimbursement from Investment Manager [2]	10.01%
Reimbursement from Investment Manager	(7.01)%
Net expenses [3]	3.00%

Net assets, end of period (000’s)	$9,431

Portfolio Turnover Rate (Master Fund) [1]	3.93%

1    Not annualized.
2   Offering costs and organizational expenses, included in operating expenses, are not annualized.
3  Ratios calculated based on total expenses and average net assets and are annualized except for organizational costs.

SEVENTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the period from November 1, 2009 (commencement of operations) to March 31, 2010
(concluded)

11.	SUBSEQUENT EVENTS

The Master Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements, except for the following: effective April 1, 2010 and May 1, 2010, there were additional capital contributions of $400,000 and $260,000, respectively.

Effective April 9, 2010, investments in the Master Fund are sold subject to a sales charge of up to 2.00% for investments up to $499,999, 1.50% for investments in the amount of $500,000 to $999,999, 1.00% for investments in the amount of $1,000,000 to $4,999,999 and 0% at or above $5,000,000.  In each case, sales charges reflect a percentage of the investment.  For some investors, including Hatteras Ramius Advantage Fund, a closed-end registered investment company that invests substantially all of its assets in the Master Fund, the sales charge may be waived.  The full amount of the sales charges may be reallowed by HCD to brokers or dealers participating in the offering.

EIGHTEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

BOARD OF TRUSTEES

(Unaudited)

The identity of the Board members (each a “Trustee”) and brief biographical information, as of March 31, 2010, is set forth below.   Unless otherwise noted, the business address of each Trustee is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Trustee or Officer	Number of Portfolios in Fund Complex’ Overseen by Trustee or Officer
INTERESTED TRUSTEES
David B. Perkins* July 18, 1962	President and Chairman of the Board of Trustees of the Master Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Trustees and President of the Master Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	16
INDEPENDENT TRUSTEES
Steve E. Moss February 18, 1953	Trustee; Audit Committee Member of the Master Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	16
H. Alexander Holmes May 4, 1942	Trustee; Audit Committee Member of the Master Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	16
Gregory S. Sellers May 5, 1959	Trustee; Audit Committee Member of the Master Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	16
Daniel K. Wilson June 22, 1948	Trustee; Audit Committee Member of the Master Fund	Since Inception	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	7

*Mr. Perkins is deemed to be an “interested” Trustee of the Fund because of his affiliations with the Investment Manager.

NINETEEN

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2010, of each of the persons currently serving as Executive Officer.  Unless otherwise noted, the business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC  27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Trustee or Officer	Number of Portfolios in Fund Complex Overseen by Trustee or Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Master Fund	Since Inception
Prior to becoming Secretary, Mr. Fields had been the Treasurer of each Fund since inception.  Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.
N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Master Fund	Since Inception
Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008.  Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007.  From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer with U.S. Bancorp Fund Services, LLC.
N/A
Robert Lance Baker September 17, 1971	Treasurer of the Master Fund	Since Inception
Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008.  Mr. Baker serves as the Chief Financial Officer of the Investment Manager and its affiliates.  Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC.  At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.
N/A

TWENTY

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)

At a meeting of the Board held on June 18, 2009, by a unanimous vote, the Board approved the investment management agreement (the “Investment Management Agreement”)  between HCIM and the Master Fund and the sub-advisory agreement among HCIM, Ramius and the Master Fund (the “Sub-Advisory Agreement” and together with the Investment Management Agreement, the “Advisory Agreements”).

In advance of the meeting, the Independent Trustees requested and received extensive materials from HCIM and Ramius to assist them in considering the approval of the Advisory Agreements. The materials provided by HCIM and Ramius contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Master Fund.

The Board engaged in a detailed discussion of the materials with management of HCIM and Ramius. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

NATURE AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by HCIM and Ramius.  The Board noted the advisory capabilities and institutional history of both HCIM and Ramius described in the materials.  The Board discussed the extensive performance record of both HCIM and Ramius.  The Board noted the extensive Sub-Manager due diligence process described in the materials.  The Board reviewed the personnel that would provide services to the Master Fund as well as each firm’s Form ADV.  The Board also considered the Master Fund’s investment objectives and the ability of HCIM and Ramius to pursue the investment objective.  The Board also considered the compliance programs and regulatory history of HCIM and the Ramius as well as the risk management and valuation processes.  The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by HCIM under the Investment Management Agreement, including, among other things, providing office facilities, equipment, and personnel.

COMPARISON OF FEES

The Board reviewed the advisory fee rates and expected total expense ratio of the Master Fund. The Board also reviewed the proposed annual fund servicing fees to be paid to HCIM or an affiliate, the proposed placement fee to be paid to HCD and the related Expense Reduction Agreements.  The Board compared the advisory fee and pro-forma total expense ratio for the Master Fund with various comparative data, including a report prepared using Morningstar data.  The Board discussed the need for a better performance comparison group, rather than the current data which included mostly indexes.  The Board also expressed some concern that the proposed Total Expense Ratios appear toward the higher end of the data.  The Board determined that a review of total profitability would assist an evaluation of the expense ratios.  (Profitability information was ultimately provided and determined to be within acceptable ranges.)  The Board also considered fees charged by HCIM and Ramius on other funds they managed.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed pro-forma information concerning the costs incurred and profits realized by HCIM from its relationship with the Master Fund.  The Board also discussed the allocation of total fees between HCIM and the Ramius.

TWENTY-ONE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

OTHER INFORMATION
(continued)

(Unaudited)

 BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the investment management fees.  The Board did not believe that breakpoints were appropriate given that the Master Fund was just being launched.  The Board also reviewed the fee structure and determined it to be reasonable under the circumstances.

FALL-OUT BENEFITS

The Board considered the fund servicing fee and all distribution fees earned by HCIM and its affiliates.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Master Fund and its investors to approve the Advisory Agreements, each for an initial term ending May 31, 2011.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules
The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TWENTY-TWO

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

OTHER INFORMATION
(continued)

(Unaudited)

Privacy Policy

Hatteras recognizes that its clients have an expectation that Hatteras and its affiliates will maintain the confidentiality of its clients' nonpublic personal information. Keeping your information confidential and secure is an important part of our responsibility to you and we take this responsibility very seriously. As such, we provide you with options about how your information may be shared within Hatteras and with others as required or permitted by law — including those who may work with us to better serve your needs.

What Type of Personal Information Will Hatteras Collect or Receive?
Generally, Hatteras does not collect any non-public personal information about you, although certain non-public personal information about you may become available to Hatteras from various sources, including:

•
Information we may receive from you, such as your name, address and phone number, your social security number and your assets, income, other household information and any other information you may provide to Hatteras;

•	Information about your transactions with Hatteras, our affiliates, or others, such as your account balances, transaction history, and claims you make; and
•	Information from visitors to our website provided through online forms, site visitorship data, and online information collecting devices known as “cookies.”

How Will Hatteras Use This Information?
Hatteras does not sell lists of client information, however we reserve the right to disclose the non-public personal information  No personal information, regardless of the source, regarding any customer or consumer, may be disclosed except as follows:

•	Non-affiliated third parties that provide services necessary to effect, administer or enforce a transaction that you request or authorize.
•	Credit bureaus or similar reporting agencies.
•	Law enforcement officers and governmental agencies and courts as required by a subpoena, court order or law.
•
Non-affiliated third parties with whom Hatteras has a contractual agreement to jointly offer, endorse, market or sponsor a financial product or service; and/or to service and maintain customer accounts including effectuating a transaction.

•	Other non-affiliated financial institutions with whom we have agreements.
•	Others to the extent permitted or required by law.

If you access Hatteras’ products or services through another financial intermediary, your intermediary’s policy will govern how it uses your personal information.

Your Right To Opt Out
You may direct Hatteras not to make disclosures to non-affiliated third parties, except as permitted or required by law. Those wishing to opt out of disclosures to non-affiliated third parties may call the following number: 1-866-388-6292.

TWENTY-THREE

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

(formerly known as Hatteras 1099 Advantage Institutional Fund)

(a Delaware Statutory Trust)

OTHER INFORMATION
(concluded)

(Unaudited)

How We Keep Your Information Secure and Confidential
Hatteras restricts your personal and account information to those individuals who need to know that information to service your account. Hatteras also maintains physical, electronic and procedural safeguards to protect your information.

Disposal of Your Information Derived from a Consumer Report
In the unlikely event Hatteras obtains non-public consumer report information (as that term is defined in Regulation S-P) about you and Hatteras no longer needs such information, Hatteras will dispose of such information as follows: If such information is in paper form, Hatteras will shred any papers containing such information so that such information may not be practicably read or reconstructed. If such information is in electronic form, Hatteras will permanently erase such information from the electronic device holding such information such that it can no longer be practicably read or reconstructed.

Notifications
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will inform you promptly. If you have any questions, please feel free to call us at 1-866-388-6292 or visit our website at www.hatterasfunds.com.

TWENTY-FOUR

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Messrs. Steve E. Moss, H. Alexander Holmes , Gregory S. Sellers and Daniel K. Wilson are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are $42,500.

Audit-Related Fees

(b) The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.

Tax Fees

(c) The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0.

All Other Fees

(d)      The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 .

(e)(1)  Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b) 0%

(c) 0%

(d) 0%

(f)      The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)      The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal year of the registrant was $0.

(h)      The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

HATTERAS CAPITAL INVESTMENT MANAGEMENT, LLC
HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND

PROXY VOTING POLICY

This statement sets forth the policy of Hatteras Capital Investment Management , LLC ("Hatteras") with respect to the exercise of corporate actions and proxy voting authority of client accounts.

The Fund invests substantially all of its assets in Sub-Manager Accounts and securities of Sub-Manager Funds, which include, but are not limited to, private partnerships, limited liability companies or similar entities managed by Sub-Managers (commonly referred to as “hedge funds”). To the extent that the Fund receives notices or proxies from Sub-Manager Funds (or receives proxy statements or similar notices in connection with any other portfolio securities) and the Fund has voting interests in such Sub-Manager Funds, the Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Joint Investment Committee, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests. Generally, once the Joint Investment Committee has determined to vote on a proxy, it will instruct the personnel of the Sub-Adviser to implement its voting instructions. In general, the Joint Investment Committee believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund.

The Joint Investment Committee will generally recommend voting to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company's charter or by-laws, changes in the board of directors and compensation of outside directors. The Joint Investment Committee will generally recommend voting in favor of management or shareholder proposals that the Joint Investment Committee believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company's board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, the Joint Investment Committee will generally recommend voting in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and Shareholder rights plans so long as such proposals are in the best economic interests of the Fund.

In exercising its voting discretion, the Joint Investment Committee will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Investment Manager or the Sub-Adviser (or an affiliate of the Investment Manager or Sub-Adviser), any issuer of a security for which the Investment Manager or the Sub-Adviser (or an affiliate of the Investment Manager or Sub-Adviser) acts as sponsor, advisor, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Investment Manager or the Sub-Adviser (or an affiliate of the Investment Manager or Sub-Adviser) has an existing material contract or business relationship not entered into in the ordinary course of business (the Investment Manager or the Sub-Adviser and such other persons having an interest in the matter being called "Interested Persons"), the Joint Investment Committee will make written disclosure of the conflict to the Independent Trustees of the Fund indicating how the Joint Investment Committee proposes to vote on the matter and its reasons for doing so. If the Joint Investment Committee does not receive timely written instructions as to voting or non-voting on the matter from the Fund's Independent Trustees, the Joint Investment Committee may take any of the following actions which it deems to be in the best interests of the Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Trustees if the vote is against the interests of all Interested Persons; or (3) refrain from voting on the matter.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Fund's Form N-PX filing is available: (i) without charge, upon request, by calling 1-800-390-1560; or (ii) by visiting the SEC's website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)    Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Investment Committee, who are primarily responsible for the day-to-day portfolio management of the Master Fund as of June 7, 2010:
Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member
Robert L. Worthington	President of the Investment Manager	Since February 2007
Mr. Worthington became the President of the Investment Manager in February 2007.  Previously, Mr. Worthington was Managing Director at JPMorgan Asset Management from  2004 to 2006.  Mr. Worthington joined JPMorgan Asset Management in 2004 after its purchase of Undiscovered Managers, LLC, where he had been President from 2001 and a Managing Director for the three years prior.
Portfolio Management
Michael P. Hennen	Director of Public Investments of the Investment Manager	Since Inception	Mr. Hennen became a Director of Public Investments in 2009. Previously, Mr. Hennen was a Vice President at Morgan Stanley from 2000 to 2009.	Portfolio Management
Thomas W. Strauss	President and Chief Executive Officer of the Sub-Adviser	Since Inception
Mr. Strauss became the President and Chief Executive Officer in 2009.  Previously, Mr. Strauss was a Managing Member and a member of the Executive Committee of RCG Holdings LLC (formerly known as Ramius LLC) from 1995 to 2009.
Portfolio Management
Stuart Davies	Managing Director and Chief Investment Officer of the Sub-Adviser	Since Inception
Mr. Davies became a Managing Director and Chief Investment Officer in January 2009.  Previously, Mr. Davies was a Managing Director and Global Head of Investments at Ivy Asset Management from 2005 through 2008.
Portfolio Management
Hiren Patel	Managing Director of the Sub-Adviser and Head of the Portfolio Solutions Group	Since Inception	Mr. Patel became a Managing Director and Head of the Portfolio Solutions Group in 2007. Previously, Mr. Patel was a Senior Portfolio Manager with Ramius LLC since 1998.	Portfolio Management
Vikas Kapoor	Managing Director and Head of Portfolio Construction and Risk Management of the Sub-Adviser	Since January 2010
Mr. Kapoor became a Managing Director and Head of Portfolio Construction and Risk Management of the Sub-Adviser in June 2008.  Previously, Mr. Kapoor was a Managing Director at Arden Asset management from 2006 through 2008 and was at Deutsche Bank/Bankers Trust from 1996 through 2005.
Portfolio Management

(a)(2)   Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Master Fund, for which the members of the Investment Committee of the Investment Manager are primarily responsible for the day-to-day portfolio management as of March 31, 2010:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance

Robert L. Worthington	Registered Investment Companies	1	$3,300,000	0	$0
	Other Pooled Investment Vehicles	1	$26,100,000	0	$0
	Other Accounts	0	$0	0	$0

Michael P. Hennen	Registered Investment Companies	7	$283,750,000	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	0	0	$0

Thomas W. Strauss	Registered Investment Companies	2	$38,500,000	0	$0
	Other Pooled Investment Vehicles	18	$484,100,000	0	$0
	Other Accounts	17	$1,800,000,000	0	$0

Stuart Davies	Registered Investment Companies	2	$38,500,000	0	$0
	Other Pooled Investment Vehicles	18	$484,100,000	0	$0
	Other Accounts	17	$1,800,000,000	0	$0

Hiren Patel	Registered Investment Companies	2	$38,500,000	0	$0
	Other Pooled Investment Vehicles	18	$484,100,000	0	$0
	Other Accounts	17	$1,800,000,000	0	$0

Vikas Kapoor	Registered Investment Companies	2	$38,500,000	0	$0
	Other Pooled Investment Vehicles	18	$484,100,000	0	$0
	Other Accounts	17	$1,800,000,000	0	$0

Potential Conflicts of Interests

Messrs. Worthington, Hennen, Strauss, Davies, Patel and Kapoor are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Investment Manager and Sub-Adviser have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Investment Manager and Sub-Adviser have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the HCIM members of the Joint Investment Committee includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Investment Manager and their affiliates, as applicable.

Compensation for the Ramius portfolio managers is a combination of a fixed salary and a discretionary bonus. The Sub-Adviser pays the portfolio managers’ compensation in cash. The discretionary bonus is not tied directly to the performance or the value of assets of the Fund or any other fund managed by the Sub-Adviser. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the Sub-Adviser, execution of managerial responsibilities, quality of client interactions and teamwork support. As part of their compensation, portfolio managers also have 401k plans that enable employees to direct a percentage of their pre-tax salary and bonus without any contribution from the Sub-Adviser into a tax-qualified retirement plan. In addition, senior portfolio managers receive discretionary, non-voting equity-based compensation, a portion of which is reinvested into the Sub-Adviser’s flagship fund-of-hedge funds product, and which is determined, in part, based on the profits earned by the Sub-Adviser. All portfolio managers are also eligible to participate in profit-sharing plans created for employees of Ramius, pursuant to which a fixed dollar amount of profit sharing is paid in equal amounts to such employees.

(a)(4)    Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Master Fund as of March 31, 2010:

Joint Investment Committee Member	Dollar Range of Master Fund Shares Beneficially Owned

Robert L. Worthington	$100,001 to $500,000*
Michael P. Hennen	$0
Thomas W. Strauss	$0
Stuart Davies	$0
Hiren Patel	$0
Vikas Kapoor	$0

•
HCIM, of which Mr. Worthington is a Managing Member, owned between $100,001 - $500,000 of shares of Hatteras Ramius Advantage Fund, which in turn owns $100,001 - $500,000 Shares of the Master Fund as of March 31, 2010.

(b)       Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(b)      Certifications  pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Hatteras Ramius Advantage Institutional Fund

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	June 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	June 7, 2010

By (Signature and Title)*
/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	June 7, 2010

* Print the name and title of each signing officer under his or her signature.